Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES
12.	ACCRUED EXPENSES AND OTHER PAYABLES

The components of accrued expenses and other payables were as follows:

	As of December 31,
	2022	2023
	$	$
Payroll and welfare payable	2,356	1,737
VAT, and other taxes payable	514	469
Payables for office supply and utilities	124	89
Payables for purchase of property and equipment	49	48
Professional service fees	748	575
Payables for share purchase consideration (Note 10)	10,000	10,000
Payables for Samsung arbitration compensation (Note 19(c))	1,958	79
Interest and penalty payable	159	111
Advance from customers	5,422	2,948
Payables to an export/import agent	959	1
Payable related to a lawsuit *	1,593	410
Payable to a former subsidiary (Note 4(a))	-	2,700
Interest payable related to an equity financing (Note 19(b))	-	693
Others	56	220
	23,938	20,080

*	The Group had a payable related to a lawsuit due to a third-party company. The original debtor claimed that the Group has breached the previously agreed settlement agreement, and transferred the debt to the third-party company during the year ended December 31, 2021. On April 20, 2023, the Group entered into a settlement agreement with the third-party company regarding the payments. As of December 31, 2022 and 2023, the balance was $1,593 and $410, respectively. The Group settled all the outstanding balance in March 2024.